LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

9. LEASES

The Company has operating leases for corporate offices, parking spots and leases for cars, which are part of Yandex.Drive service. The Company’s leases have remaining lease terms of 1 to 5 years, some of which include options to terminate the leases within 1 year.

The components of lease expense were as follows:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Total operating lease cost	4,131	5,466	9,195	116.6
Finance lease cost:
Amortization of right-of-use assets	—	3	174	2.2
Interest on lease liabilities	—	1	75	0.9
Total finance lease cost	—	4	249	3.1

Supplemental cash flow information related to leases was as follows:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	3,747	5,475	9,199	116.7
Financing cash flows from finance leases	—	3	240	3.0

Right-of-use assets obtained in exchange for lease obligations, additions:
Operating leases	1,721	7,235	12,233	155.1
Finance leases	—	113	1,568	19.9

Supplemental balance sheet information related to leases was as follows:

	2018	2019	2019
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	17,654	21,218	269.1
Operating lease liabilities – current (Note 5)	6,516	10,603	134.5
Operating lease liabilities – non-current	12,560	10,841	137.5
Total operating lease liabilities	19,076	21,444	272.0

	2018	2019	2019
	RUB	RUB	$
Finance leases
Property and equipment, at cost	113	1,680	21.3
Accumulated depreciation	(2)	(175)	(2.2)
Property and equipment, net	111	1,505	19.1
Other current liabilities	36	462	5.9
Other long-term liabilities	76	1,094	13.9
Total finance lease liabilities	112	1,556	19.8

Maturities of lease liabilities were as follows:

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2020	11,832	150.1	578	7.3
2021	8,535	108.2	566	7.2
2022	1,472	18.7	379	4.8
2023	792	10.0	31	0.4
2024	676	8.6	28	0.4
Thereafter	291	3.7	617	7.8
Total lease payments	23,598	299.3	2,199	27.9

Less imputed interest	(2,154)	(27.3)	(643)	(8.1)
Total	21,444	272.0	1,556	19.8

Information about weighted-average remaining lease term is presented below:

	2018	2019
Weighted average remaining lease term, years
Operating leases	3.1	2.6
Finance leases	3.0	7.3

Information about weighted-average discount rate is presented below:

	2018	2019
Weighted average discount rate, %
Operating leases	6.66%	7.31%
Finance leases	9.12%	8.85%

As of December 31, 2019, the Company has additional operating leases that have not yet commenced of RUB 401 ($5.1). These operating leases will commence in fiscal year 2020 with lease terms of 3 to 5 years.